Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

NOTE 22 – LEASES

Time charter out contracts and pooling arrangements

The Company's contract revenues from time chartering, bareboat chartering and pooling arrangements are governed by ASC 842.

Operating Leases

On July 24, 2019, Navios Partners took delivery of the Navios Libra, a 2019-built Panamax vessel of 82,011 dwt, for a ten-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

On May 28, 2021 and June 10, 2021, Navios Partners took delivery of the Navios Amitie and the Navios Star, two 2021-built Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners took delivery of two 12-year bareboat charter-in vessels, with de-escalating purchase options, the Baghdad, a 2020-built Japanese VLCC of 313,433 dwt and the Erbil, a 2021-built Japanese VLCC of 313,486 dwt. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

On August 30, 2021, Navios Partners took delivery of the Nave Electron, a 2021-built VLCC vessel of 313,329 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. The Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

On July 5, 2022, Navios Partners took delivery of the Nave Celeste, a 2022-built VLCC vessel of 313,418 dwt, for a 12-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an operating lease liability based on the net present value of the remaining charter-in payments and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners recognized the following operating leases:

On July 29, 2022, Navios Partners took delivery of the Navios Horizon I, a 2019-built Panamax vessel of 81,692 dwt for a remaining one-year charter-in agreement, the Navios Gemini, a 2018-built Panamax vessel of 81,704 dwt for a remaining one-year charter-in agreement, the Navios Venus, a 2015-built Handymax vessel of 61,339 dwt for a remaining two-year charter-in, and the Navios Lyra, a 2012-built Handysize vessel of 34,718 dwt, for a remaining one-year charter-in agreement, all with de-escalating purchase options. The Company has performed assessments considering the lease classification criteria under ASC 842 and concluded that the arrangements are operating leases. Consequently, the Company has recognized for each vessel an operating lease liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability, increased with the allocated excess value, adjusted for (i) the carrying amount of the straight-line effect of the liability (if any) and (ii) the favorable and unfavorable lease terms derived from the charter-in agreements.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applies the respective incremental borrowing rate based on the remaining lease term of the specific lease. Navios Partners’ incremental borrowing rates were approximately 7% for the Navios Libra and the Nave Celeste, 5% for the Navios Amitie and the Navios Star, 6% for the Baghdad, the Erbil, the Navios Horizon I, the Navios Gemini, the Navios Venus and the Navios Lyra, and 4% for the Nave Electron.

As of December 31, 2022 and December 31, 2021 the unamortized balance of the operating lease liability amounted $311,115 and $243,804, respectively, and is presented under the captions “Operating lease liabilities, current portion” and “Operating lease liabilities, net” in the Consolidated Balance Sheets. Right-of-use assets amounted $323,048 and $244,337 as at December 31, 2022 and December 31, 2021, respectively, and are presented under the caption “Operating lease assets” in the Consolidated Balance Sheets.

The Company recognizes the lease payments for its operating leases as charter hire expenses on a straight-line basis over the lease term. Lease expense incurred and paid for the years ended December 31, 2022, 2021 and 2020 amounted to $50,972, $12,757, and $2,086, respectively, and is presented under the caption “Time charter and voyage expenses” in the Consolidated Statements of Operations.

For the years ended December 31, 2022, 2021 and 2020, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $86,580, $36,305 and $4,983, respectively. Sublease income is presented under the caption “Time charter and voyage revenues” in the Consolidated Statements of Operations.

As of December 31, 2022 and 2021, the management of the Company has considered various indicators, and concluded that events and circumstances did not trigger the existence of potential impairment of its operating lease assets and that step one of the impairment analysis was not required.

As of December 31, 2020, the Company proceeded with step one of impairment assessment of the unamortized balance of the Right-of-use asset in relation to vessel Navios Libra. The undiscounted projected net operating cash flows exceed the carrying value of the right-of-use asset.

No impairment loss was recognized as of each of December 31, 2022, 2021 and 2020.

As of December 31, 2022, the weighted average useful life of the remaining operating lease terms was 9.6 years.

The table below provides the total amount of lease payments on an undiscounted basis on the Company’s chartered-in contracts as of December 31, 2022:

Year ending December 31,	Amount
2023	$56,236
2024	44,991
2025	38,362
2026	38,251
2027	37,463
2028 and thereafter	186,416
Total	$401,719
Operating lease liabilities, including current portion	$311,115
Discount based on incremental borrowing rate	$90,604

Finance Leases

For a detailed description of the finance lease liabilities and right-of-use assets for vessels under finance leases, refer to Note 11 – Borrowings, and Note 7 – Vessels, net, respectively.

For the years ended December 31, 2022, 2021 and 2020 the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $40,936, $0 and $0, respectively. Sublease income is presented under the caption “Time charter and voyage revenues” in the Consolidated Statements of Operations.

As of December 31, 2022, the management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Partners’ finance lease assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations As a result, an impairment assessment of finance lease assets (step one) was performed.

No impairment loss was recognized as of December 31, 2022.

As of December 31 2022, the weighted average useful life of the remaining finance lease terms was 6.3 years.

The table below provides the total amount of lease payments and options to acquire vessels on an undiscounted basis under the Company’s finance leases as of December 31, 2022:

Year ending December 31,	Amount
2023	$119,906
2024	39,002
2025	108,749
2026	22,994
2027	22,566
2028 and thereafter	197,332
Total	$510,549
Finance lease liabilities, including current portion (see Note 11– Borrowings)	$389,007
Discount based on incremental borrowing rate	$121,542

Bareboat charter-out contract

Subsequently to the charter-in agreement, the Company entered into bareboat charter-out agreements for a firm charter period of ten years for the Baghdad and the Erbil and an extra optional period of five years, for both vessels, and for a firm period of up to two-years for the Nave Celeste. The Company performed also an assessment of the lease classification under the ASC 842 and concluded that the arrangements are operating leases.

The Company recognizes in relation to the operating leases for the charter-out agreements the charter-out hire income in the Consolidated Statements of Operations on a straight-line basis. As of December 31, 2022, 2021 and 2020 the charter hire income (net of commissions, if any) amounted to $26,419, $7,031 and $0, respectively, and is presented under the caption “Time charter and voyage revenues” in the Consolidated Statements of Operations.